Other reserves	12 Months Ended
Dec. 31, 2024
Other reserves Abstract
Other reserves

25.  Other reserves

	Foreign
	currency	Cash flow		Total
	translation	hedge	Other	other
	reserve	reserve	reserves	reserves
	$’m	$’m	$’m	$’m
January 1, 2022	(28)	82	(5,647)	(5,593)
Total other comprehensive income for the period	10	42	—	52
Hedging gains transferred to cost of inventory	—	(116)	—	(116)
December 31, 2022	(18)	8	(5,647)	(5,657)

January 1, 2023	(18)	8	(5,647)	(5,657)
Total other comprehensive income/(expense) for the period	8	(60)	—	(52)
Hedging losses transferred to cost of inventory	—	29	—	29
NOMOQ acquisition (note 11)	—	—	(7)	(7)
December 31, 2023	(10)	(23)	(5,654)	(5,687)

January 1, 2024	(10)	(23)	(5,654)	(5,687)
Total other comprehensive income for the period	10	13	—	23
Hedging losses transferred to cost of inventory	—	2	—	2
NOMOQ put and call liability (note 22)	—	—	2	2
December 31, 2024	—	(8)	(5,652)	(5,660)

Other reserves includes $5.6 billion arising from the Ardagh Group reorganization which resulted in the Company acquiring the metal packaging operations of Ardagh Group S.A. that occurred during the year ended December 31, 2021.